Restructuring costs - Additional Information (Details) - Bio Ventus LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 563	$ 575	$ 1,373
2020 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs			$ 563
2018 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,948